GOODWILL AND INTANGIBLE ASSETS - FUTURE AMORTIZATION EXPENSES (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets, Net, Amortization Expense, Fiscal Year Maturity [Abstract]
2021		$ 366,667
2022		366,667
2023		45,833
Finite-Lived Intangible Assets, Net	$ 5,542,206	$ 779,167